Allianz

Allianz Life Insurance Company of New York

Allianz Life Insurance Company of New York
John P. Hite
Senior Counsel, Associate General Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7494
john.hite@allianzlife.com
www.allianzlife.com
VIA EDGAR
December 5, 2023
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:    Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Initial Filing on Forms N-4 and S-1
Registration Statement Nos. 333-
(Index Advantage+ New York)

To Whom It May Concern:
Enclosed for filing, please find an initial Registration Statement on Form N-4 and Form S-1 which are filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 285 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of the initial Registration Statement is to register a new index-linked variable annuity.
The Allianz Life of NY Variable Account is already registered under the 1940 Act (File No. 811-05716). The prospectus is being filed on Form N-4 and also S-1 to register the index option component of the product, and they are substantially identical.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7494.
Sincerely,
Allianz Life Insurance Company of New York
By:          /s/ John P. Hite
            John P. Hite